Leases (Details) - Schedule of Lease Expenses - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Finance Lease Cost:
Amortization of right-of-use assets	$ 11,583	$ 22,793
Interest on lease liabilities	523	7,182
Total finance lease cost	$ 12,106	$ 29,975